Contingent liabilities and commitments - Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Contracted for but not provided in the financial statements:
Intangible assets	£ 105	£ 134
Property, plant and equipment	51	58
Total, contractual commitments	£ 156	£ 192